CSMC 2022-NQM1 Trust ABS-15G

Exhibit 99.19

  ATR QM Data Fields

Loans in Report: 5

Client Loan Number	Alt Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator
XXXXXXXXXX	433621400	Not covered/exempt	No	No
XXXXXXXXXX	433621450	Not covered/exempt	No	No
XXXXXXXXXX	433621472	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXX	433621479	Non-QM: Compliant with ATR	No	Yes
XXXXXXXXXX	433621496	Non-QM: Compliant with ATR	No	Yes
5